Other Intangible Assets - Additional information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Weighted average interest rate for capitalised borrowing costs	3.00%	3.00%
Intangible assets, for which impairments have been charged or reversed	£ 175	£ 73
Discount rate equal to post-tax WACC	7.00%
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate, estimates of future long-term average growth rate	(2.00%)
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate, estimates of future long-term average growth rate	3.00%
Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Net book value of computer software	£ 560	£ 578